Components of Basic and Diluted Earnings (Loss) Per Share (Parenthetical) (Detail) - shares	Jun. 30, 2018	Dec. 31, 2017
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Shares issuable upon exercise of warrants		924,125
Common shares outstanding	26,085,274	22,115,916
Warrants outstanding	3,924,441
Common shares and new creditor warrants outstanding	30,009,715
Out-of-the-money Warrants
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Warrants outstanding	5,062,089	5,062,089